Reserve Recapitalization	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Reverse Recapitalization Disclosure	Reverse Recapitalization
On June 14, 2021, Phoenix Merger Sub merged with Legacy Proterra, with Legacy Proterra surviving as a wholly-owned subsidiary of ArcLight. In connection with the Business Combination, Legacy Proterra changed its name to “Proterra Operating Company, Inc.” and ArcLight changed its name to “Proterra Inc”.
The following transactions occurred upon the Closing:
•each share of outstanding Legacy Proterra convertible preferred stock was converted into shares of Proterra common stock in accordance with the applicable conversion ratio immediately prior to the effective time, and each share of Legacy Proterra common stock (including shares issued upon conversion of Legacy Proterra convertible preferred stock and warrants net exercised upon Closing) was converted into shares of common stock after giving effect of the Exchange Ratio of 0.8925 and resulting in the issuance of 123,752,882 shares of common stock;
•certain holders of Convertible Notes with an original aggregate principal amounts of $46.5 million elected to convert their outstanding Convertible Notes balances including accrued PIK interest and cash interest at the Closing resulting in the issuance of 7.4 million shares of common stock;
•each outstanding Legacy Proterra option was converted into an option to purchase shares of Proterra common stock by multiplying the number of underlying shares by the Exchange Ratio, rounded down to the nearest whole share, resulting in such options being exercisable to purchase for an aggregate of 22,532,619 shares of Proterra common stock; the exercise price of each converted option was determined by dividing the per share exercise price of the respective Legacy Proterra options by the Exchange Ratio of 0.8925, rounded up to the nearest whole cent;
•each outstanding Legacy Proterra warrant to purchase Legacy Proterra common stock and convertible preferred stock was converted into a warrant to purchase shares of Proterra common stock by multiplying the number of underlying shares by the Exchange Ratio, rounded down to the nearest whole share, resulting in such warrants being exercisable to purchase an aggregate of 3,504,523 shares of Proterra common stock; the exercise price of each converted warrant was determined by dividing the per share exercise price of the respective Legacy Proterra warrant by the Exchange Ratio of 0.8925, rounded up to the nearest whole cent;
•each outstanding Convertible Note that was not optionally converted in connection with the Closing remained outstanding and became convertible into shares of Proterra common stock in accordance with the terms of such Convertible Notes.
•15,172 public shares were redeemed by ArcLight shareholders, and an aggregate of $0.2 million was paid from the trust account to these redeeming holders; and each share of ArcLight Class A and Class B ordinary shares was converted into the right to receive one share of Proterra’s common stock resulting in the issuance of 34,671,900 shares of common stock;
•pursuant to the subscription agreements between ArcLight and certain investors (the “PIPE Investors”), the PIPE Investors purchased 41.5 million shares of Proterra common stock at a purchase price of $10.00 per share for aggregate gross proceeds of $415.0 million (the “PIPE Financing”);
•each ArcLight warrant outstanding immediately prior to the consummation was converted into a warrant exercisable into an equivalent number of shares of Proterra common stock, resulting in such warrants being exercisable for an aggregate of 21,424,994 shares of Proterra common stock; and
•the 669,375 shares of Proterra common stock underlying certain Milestone Options (as defined below) fully vested upon the Closing.
Upon the occurrence of any of the following events during the first five years following the Closing of the Merger (“earnout period”), up to an additional 22,809,500 shares of Proterra common stock (the “Earnout Stock”) may be issued to former holders of Legacy Proterra convertible preferred stock, common stock, warrants, vested options and Convertible Notes as of immediately prior to the closing of the Merger, as follows:
a.21.0526% of the Earnout Stock if over any 20 trading days within any 30 trading day period, the volume-weighted average price (“VWAP”) of the Proterra common stock is greater than or equal to $15.00 per share or there occurs any transaction resulting in a change in control with a valuation of the Proterra common stock that is greater than or equal to $15.00 per share (the “First Earnout Shares”);
b.an additional 26.3158% of the Earnout Stock if over any 20 trading days within any 30 trading day period, the VWAP of the Proterra common stock is greater than or equal to $20.00 per share or there occurs any transaction resulting in a change in control with a valuation of the Proterra common stock that is greater than or equal to $20.00 per share;
c.an additional 26.3158% of the Earnout Stock if over any 20 trading days within any 30 trading day period, the VWAP of the Proterra common stock is greater than or equal to $25.00 per share or there occurs any transaction resulting in a change in control with a valuation of the Proterra common stock that is greater than or equal to $25.00 per share;
d.an additional 26.3158% of the Earnout Stock if over any 20 trading days within any 30 trading day period, the VWAP of the Proterra common stock is greater than or equal to $30.00 per share or there occurs any transaction resulting in a change in control with a valuation of the Proterra common stock that is greater than or equal to $30.00 per share;
Pursuant to a letter agreement (the “Sponsor Letter Agreement”) with ArcLight CTC Holdings, L.P. (the “Sponsor”), 10% of the Proterra common stock received by the Sponsor upon consummation of the Merger in exchange for its outstanding shares of ArcLight Class B ordinary shares, excluding 140,000 shares owned by the ArcLight board of directors, was subject to vesting and forfeiture (the “Sponsor Earnout Stock”). Such shares of Sponsor Earnout Stock would vest if over any 20 trading days within any 30 trading day period during the five-year earnout period, the VWAP of the Proterra common stock was greater than or equal to $15.00 per share or there occurred any transaction resulting in a change in control with a valuation of the Proterra common stock that is greater than or equal to $15.00 per share.
The Earnout Stock and Sponsor Earnout Stock met indexation and other criteria under Topic 815, Derivatives and Hedging, and are considered as equity-classified instruments.
The number of shares of Proterra common stock issued immediately following the consummation of the Merger was (in thousands):

Shares
Ordinary shares Class A of ArcLight, outstanding prior to Merger	27,750
Less redemption of ArcLight shares	(15)
Sponsor	6,257
Sponsor Earnout Stock	680
Common stock of ArcLight	34,672
PIPE Investors	41,500
Legacy Proterra shares	131,176
Total shares of common stock immediately after Merger	207,348
Immediately after the Merger, Proterra is authorized to issue 510.0 million shares, with a par value of $0.0001 per share. As of the Closing, the authorized shares consisted of 500.0 million shares of common stock and 10.0 million shares of preferred stock, and there were 207.3 million shares of common stock issued and outstanding, and no shares of preferred stock issued and outstanding. In addition, as of the Closing, there were 24.9 million warrants issued and outstanding, including 13.9 million public warrants, 7.6 million private placement warrants, and 3.5 million Legacy Proterra warrants.
As of the Closing, a total of 82.3 million shares were reserved for future issuance upon the exercise of stock options, warrants and the issuance of Earnout Stock, of which 10.4 million shares were reserved for issuance under Proterra’s 2021 Equity Incentive Plan, 22.5 million shares were reserved under Legacy Proterra’s 2010 Equity Incentive Plan and 1.6 million shares reserved under Proterra’s 2021 Employee Stock Purchase Plan.
The Merger has been accounted for as a reverse merger and a recapitalization under U.S. GAAP with Legacy Proterra being the accounting acquirer, based on evaluation of the following facts and circumstances:
•Legacy Proterra’s stockholders have a majority of the voting power of Proterra following the Merger;
•Legacy Proterra has initially designated a majority of the board of directors of Proterra;
•Legacy Proterra’s management comprise the management of Proterra;
•Legacy Proterra comprises the ongoing operations of Proterra;
•Legacy Proterra is the larger entity based on historical revenues and business operations; and
•Proterra has assumed Legacy Proterra’s name.
Under this method of accounting, ArcLight is treated as the “acquired” company for accounting and financial reporting purposes. Accordingly, for accounting purposes, this merger transaction is treated as the equivalent of Legacy Proterra issuing equity for the net assets of ArcLight, accompanied by a recapitalization. The net assets of ArcLight have been stated at historical cost, with no goodwill or other intangible assets recorded.
The Company received aggregate cash proceeds of $649.3 million at the Closing, net of $13.8 million of PIPE Financing fees, $18.5 million of other transaction costs paid at Closing, $9.7 million of ArcLight IPO deferred underwriting fees payable, $1.3 million of other ArcLight’s accrued expenses, and $0.1 million of ArcLight’s related party payable. The unbilled ArcLight expenses incurred prior to the Closing were paid from the cash proceeds received by the Company. The transaction costs including advisory, legal and other professional services directly related to the Merger were recorded in the additional paid-in capital in the balance sheet to offset against proceeds. The deferred transaction costs of approximately $2.9 million paid by the Company prior to the Closing were recorded to the additional paid-in capital and classified as financing activities in the statement of cash flow for year ended December 31, 2021.
In July 2021, the conditions for the issuance of the First Earnout Shares and the vesting of the Sponsor Earnout Stock were satisfied, resulting in an aggregate of 4,800,563 shares of common stock being issued and the 679,750 shares of Sponsor Earnout Stock fully vesting.